Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	12 Months Ended
Oct. 31, 2023
Research and Development Equipment [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	3 years